COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2017, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2018	$69,136
2019	51,645
2020	36,127
2021	22,434
2022	12,985
Thereafter	5,824

Total minimum payments	$198,151